5. STOCKHOLDERS' EQUITY (Details Narrative) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders Equity Details Narrative
Authorized Shares Common		145,000,000
Par value	$ 0.001	$ 0.001	$ 0.001
Authorized preferred stock		5,000,000
Preferred stock par value		$ 0.001
Shares Available under the plan		6,792,013	1,393,052
Share of common stock issued	65,492	62,282	52,211